Contingencies (Other Litigation Matters) (Details) (Lights/Ultra Lights Class Actions [Member], Illinois Price [Member], USD $)	12 Months Ended
Dec. 31, 2011
Lights/Ultra Lights Class Actions [Member] | Illinois Price [Member]
Loss Contingencies [Line Items]
Loss contingency, period of occurrence	March 2003
Compensatory damages jury award total	$ 7,100,000,000
Punitive damages jury award total all defendants	$ 3,000,000,000
Loss contingency, reversal of judgment date	December 2005